Restatement note Misalignment Income Statement (Details) - Increase (decrease) due to corrections of prior period errors [member] - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Group Income Statement [Line Items]
Total cost of sales1	R (131)	R (176)
Gross profit1	(131)	(176)
Operating profit1	(27)	(532)
Profit before taxation1	(27)	(532)
Taxation1	27	141
Net profit for the year	R 0	R 391
Basic earnings (loss) per share	R 0	R (63)
Diluted earnings (loss) per share	R 0	R (62)
Misalignment of algorithm parameters of mine planning software
Group Income Statement [Line Items]
Total cost of sales1	R 137	R 104
Gross profit1	137	104
Operating profit1	137	104
Profit before taxation1	137	104
Taxation1	3	(118)
Net profit for the year	R (140)	R 14
Basic earnings (loss) per share	R (23)	R 2
Diluted earnings (loss) per share	R (23)	R 2